Summary of principal accounting policies - Sales and marketing expenses and Net loss per share (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Summary of Principal Accounting Policies
Potentially dilutive shares excluded from calculation of net loss per share	0	0	0
Sales and marketing
Summary of Principal Accounting Policies
Advertising and promotion costs	¥ 126,558	¥ 109,881	¥ 93,044